Employee Benefit Plans and Postretirement Benefits - Weighted Average Target Asset Allocation For All Plans (Detail)	12 Months Ended
Dec. 31, 2015
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	22.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	67.00%
Cash/Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	11.00%